Financial Instruments	12 Months Ended
Sep. 30, 2025
Financial Instruments
Financial Instruments

19.	Financial Instruments

Derivative Liabilities

Warrants as derivative liability is fair valued using Black Scholes Model ("BSM"). Using this approach, the fair value of the warrants on November 09, 2022, was determined to be $3,265. Key valuation inputs and assumptions used in the BSM are stock price of CAD $4.55, expected life of 3 years, annualized volatility of 85.58%, annual risk-free rate of 3.87%, and annual dividend yield of 0.0%.

For the financial year ending September 30, 2025, key valuation inputs and assumptions used in the BSM when valuing the warrants as at September 30, 2025, were, stock price Cdn $8.20 (September 30, 2024 : Cdn $3.16), expected life of 0.11 years (September 30, 2024 : 1.1 years), annualized volatility of 87.03% (September 30, 2024 : 52.72%), annual risk-free rate of 2.49% (September 30, 2024 : 2.94%), and dividend yield of 0.0% (September 30, 2024 : 0.0%).

Fair Value

IFRS 13 “Fair Value Measurement” provides guidance about fair value measurements. Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are required to maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs. The first two levels are considered observable and the last unobservable. These levels are used to measure fair values as follows:

●	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities, either directly or indirectly.
●	Level 2 – Inputs, other than Level 1 inputs that are observable for assets and liabilities, either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Schedule Of Warrant Fair Value

	Fair Value	Level 1	Level 2	Level 3
Warrants	144	—	144	—

There were no transfers between Level 1 and Level 2 during 2025.

Risk Management

The Company may be exposed to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives. The main objectives of the Company’s risk management processes are to ensure that the risks are properly identified and that the capital base is adequate in relation to those risks. The principal risks to which the Company is exposed are described below. There have been no changes in risk exposure since the prior year unless otherwise noted.

Capital risk

The Company manages its capital to ensure that there are adequate capital resources for the Company to maintain and develop its products. The capital structure of the Company consists of shareholders’ equity and depends on the underlying profitability of the Company’s operations.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the development, manufacture and marketing of its products. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business.

The Company's capital management objectives are:

●	to ensure the Company's ability to continue as a going concern.
●	to provide an adequate return to shareholders by pricing products and services commensurately with the level of risk.

The Company monitors capital based on the carrying amount of equity plus its short-term debt comprised of the promissory notes, less cash and cash equivalents as presented on the face of the consolidated statement of financial position.

The Company sets the amount of capital in proportion to its overall financing structure, comprised of equity and long-term debt. The Company manages the capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company issues new shares or increases its long-term debt.

Credit risk and Concentration risk

Credit risk is the risk that the counterparty fails to discharge an obligation to the Company. The Company is exposed to this risk due to its cash and cash equivalents, restricted cash and , trade and other receivables.

The Company manages its credit risk related to trade and other receivables by establishing procedures to establish credit limits and approval policies. The balance in trade and other receivables is primarily attributable to trade accounts receivables. In the opinion of management, the credit risk is moderate and minimum credit losses are expected. Management is taking appropriate action to mitigate this risk by adjusting credit terms.

The Company is exposed to credit risk in the event of default by its customers. Trade receivables are recorded at the invoiced amount, do not bear interest, and do not require collateral. For the year ended September 30, 2025, two customers accounted for $52,978 or 83% of revenue (September 30, 2024: two customers accounted for $38,900 or 87.21%). As of September 30, 2025, two customers accounted for 88 % of accounts receivable (September 30, 2024: 96%). Refer Note 5 for expected credit loss provision.

Liquidity risk

Liquidity risk is the risk that the Company may not have cash available to satisfy its financial obligations as they come due. The majority of the Company's financial liabilities recorded in accounts payable, accrued and other current liabilities and provisions are due within 90 days. The Company manages liquidity risk by maintaining a portfolio of liquid funds and having access to a revolving credit facility. The Company believes that cash flow from operating activities, together with cash on hand, cash from its trade and other receivables, and borrowings available under the revolving facility are sufficient to fund its currently anticipated financial obligations and will remain available in the current environment.

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at September 30, 2025:

	2026	2027	2028	2029	2030 & beyond	Total
Trade and other payables	9,555	—	—	—	—	9,555
Lease liability	761	719	735	752	189	3,156
Long term loan	—	969	18,641	969	1,938	22,517
Other payable	196	239	239	225	491	1,390
Total financial liabilities	10,512	1,927	19,615	1,946	2,618	36,618

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at September 30, 2024:

	2025	2026	2027	2028	2029 & beyond	Total
Trade and other payables	9,460	—	—	—	—	9,460
Lease liability	760	598	555	571	588	3,072
Short term loan	1,630	—	—	—	—	1,630
Promissory note	519	—	—	—	—	519
Working capital facility	16,283	—	—	—	—	16,283
Other payable	211	188	208	218	610	1,435
Total financial liabilities	28,863	786	763	789	1,198	32,399

Market risk

Market risk incorporates a range of risks. Movement in risk factors, such as market price risk and currency risk, affect the fair value of financial assets and liabilities. The Company is exposed to these risks as the ability of the Company to develop or market its products and the future profitability of the Company is related to the market price of its primary competitors for similar products.

Interest rate risk

The Company has variable interest debt as described in Note 10 and 12. Changes in interest rates will affect future interest expense and cash flows. The Company does not enter derivative instruments to reduce this exposure. A 10% change in interest rate would result in change in finance cost by $209 (September 30, 2024: $213).

Foreign currency risk

The Company is exposed to foreign currency risk. The Company’s functional currency is the United States dollar (Electrovaya Inc.'s functional currency is CAD) and the financial statements are presented in United States dollars. Changes in the relative values of these currencies will give rise to changes in other comprehensive income.

Purchases are transacted in Canadian dollars, United States dollars and Euro. Management believes the foreign exchange risk derived from any currency conversions may have a material effect on the results of its operations. The financial instruments impacted by a change in exchange rates include exposures to the above financial assets or liabilities denominated in nonfunctional currencies. Cash held by the Company in US dollars at September 30, 2025, was $1,590 (September 30, 2024: $159).

If the US dollar to Canadian foreign exchange rate changed by 2% this would change the recorded net gain(loss) by $285 (September 30, 2024: $174).